Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

					Value of Initial Fixed $100 Investment based on:(4)
Year	SCT Total for CEO(1) $	CAP to CEO (1)(2)(3) $	Avg. SCT Total for Other NEOs (1) $	Avg. CAP Paid to Other NEOs (1)(2)(3) $	TSR $	S&P 500 Household Products Index TSR $	Net Income (Loss) ($M)	Non-GAAP Adj. EBITDA (5) ($M)
2023	11,994,566	6,794,634	3,983,355	2,698,654	36.6	106.1	(380.1)	446.9
2022	8,169,861	(3,411,145)	1,949,940	(949,567)	29.0	91.6	(437.5)	557.9
2021	10,713,912	8,226,342	2,761,516	2,446,250	97.0	99.9	513.4	902.6

Company Selected Measure Name	Non-GAAP Adjusted EBITDA
Named Executive Officers, Footnote	James Hagedorn was our CEO for each year presented. The individuals comprising the Other NEOs for each year presented are listed below.

2023	2022	2021
Matthew E. Garth	David C. Evans	Cory J. Miller
Nathan E. Baxter	Michael C. Lukemire	Michael C. Lukemire
Michael C. Lukemire	Christopher J. Hagedorn	Christopher J. Hagedorn
Denise S. Stump	Denise S. Stump	Denise S. Stump
David C. Evans	Cory J. Miller	Thomas R. Coleman

PEO Total Compensation Amount	$ 11,994,566	$ 8,169,861	$ 10,713,912
PEO Actually Paid Compensation Amount	$ 6,794,634	(3,411,145)	8,226,342
Adjustment To PEO Compensation, Footnote

	2023	2022	2021
Summary Compensation Table Total for CEO	$11,994,566	$8,169,861	$10,713,912
- Aggregate change in actuarial present value of pension benefits (A)	—	—	—
+ Service cost of pension benefits (B)	—	—	—
- SCT Stock Awards / SCT Option Awards (C)	(10,622,507)	(6,000,143)	(4,901,054)
+ Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	5,189,014	2,019,918	2,435,833
-/+ Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	(577,472)	(3,953,686)	(1,951,224)
-/+ Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	—	—	—
+ Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	811,033	(3,647,095)	1,928,875
- Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year	—	—	—
+ Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included	—	—	—
Compensation Actually Paid to CEO	$6,794,634	$(3,411,145)	$8,226,342

Non-PEO NEO Average Total Compensation Amount	$ 3,983,355	1,949,940	2,761,516
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,698,654	(949,567)	2,446,250
Adjustment to Non-PEO NEO Compensation Footnote

	2023	2022	2021
Average Summary Compensation Table Total for all Other NEOs	$3,983,355	$1,949,940	$2,761,516
- Aggregate change in actuarial present value of pension benefits (A)	—	—	—
+ Service cost of pension benefits (B)	—	—	—
- SCT Stock Awards / SCT Option Awards (C)	(2,780,907)	(1,205,150)	(1,007,774)
+ Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	1,411,361	459,236	532,710
-/+ Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	(52,405)	(1,768,168)	(187,247)
-/+ Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	—	20,990	—
+ Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	137,250	(406,415)	347,045
- Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year	—	—	—
+ Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included	—	—	—
Average Compensation Actually Paid to all Other NEOs	$2,698,654	$(949,567)	$2,446,250

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 36.6	29.0	97.0
Peer Group Total Shareholder Return Amount	106.1	91.6	99.9
Net Income (Loss)	$ (380,100,000)	$ (437,500,000)	$ 513,400,000
Company Selected Measure Amount	446,900,000	557,900,000	902,600,000
PEO Name	James Hagedorn
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the CEO and the Other NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in row (A) reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in row (B) are based on the service cost for services rendered during the listed year. Amounts in row (C) are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. The Peer Group TSR set forth in this table utilizes the S&P 500 Household Products Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in the Company’s Annual Report on Form 10-K for the 2023 fiscal year. The comparison assumes $100 was invested for the period starting September 30, 2020, through the end of the listed year in the Company and in the S&P 500 Household Products Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	We determined Non-GAAP Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our CEO and Other NEOs in 2023. Non-GAAP Adjusted EBITDA is a non-GAAP financial performance measure, and is calculated as net income (loss) before interest, taxes, depreciation and amortization as well as certain other items such as the impact of the cumulative effect of changes in accounting, costs associated with debt refinancing and other non-recurring or non-cash items affecting net income (loss). A form of Adjusted EBITDA is used in agreements governing the Company’s outstanding indebtedness for debt covenant compliance purposes. Adjusted EBITDA as used in those agreements includes additional adjustments to the Adjusted EBITDA presented in this table which may decrease or increase Adjusted EBITDA for purposes of remaining consistent with the calculation of that measure as required by the Company's borrowing arrangements. See “Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations — Non-GAAP Measures” in the Company’s Annual Report on Form 10-K filed on November 22, 2023, for a reconciliation of Adjusted EBITDA to net income (loss) as reported under GAAP. This performance measure may not have been the most important financial performance measure for years 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

PEO | Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP Adjusted EBITDA
PEO | Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Free Cash Flow
PEO | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0
PEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,622,507)	(6,000,143)	(4,901,054)
PEO | Equity Awards Granted During The Year, Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,189,014	2,019,918	2,435,833
PEO | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(577,472)	(3,953,686)	(1,951,224)
PEO | Vesting Date Fair Value Of Equity Awards Granted During Year, Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards, Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	811,033	(3,647,095)	1,928,875
PEO | Fair Value At Last Day Of Prior Year Of Equity Awards, Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP Adjusted EBITDA
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Free Cash Flow
Non-PEO NEO | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0
Non-PEO NEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,780,907)	(1,205,150)	(1,007,774)
Non-PEO NEO | Equity Awards Granted During The Year, Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,411,361	459,236	532,710
Non-PEO NEO | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(52,405)	(1,768,168)	(187,247)
Non-PEO NEO | Vesting Date Fair Value Of Equity Awards Granted During Year, Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	20,990	0
Non-PEO NEO | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards, Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	137,250	(406,415)	347,045
Non-PEO NEO | Fair Value At Last Day Of Prior Year Of Equity Awards, Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0